NORTHERN LIGHTS FUND TRUST II

July 1, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust II	PeakShares Sector Rotation ETF PeakShares RMR Prime Equity ETF

Post Effective Amendment No.624, and 625 to the Registration Statement on Form N-1A

(File No. 333-174926, CIK No. 0001518042)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust II (the “Trust”), on behalf of the PeakShares Sector Rotation ETF, and PeakShares RMR Prime Equity ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
PeakShares Sector Rotation ETF	624	0001580642-26-003936	June 25, 2026
PeakShares RMR Prime Equity ETF	625	0001580642-26-003937	June 25, 2026

Questions related to this filing should be directed to David J. Baum of Vedder Price P.C. at (202) 312-3375.

Very truly yours,

/s/ Kent Barnes

Kent Barnes

Secretary

cc: David J. Baum, Esq.